Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade accounts receivable, net and notes receivable

	2021	2020

Tuition fees	279,915	195,318
Educational content (a)	69,227	62,931
FIES	61,342	49,425
Educational credits	5,375	11,248
Mobile app subscription (b)	20,946	13,526
Others	14,001	10,476
	450,806	342,924
(-) Allowance for doubtful accounts	(45,013)	(32,980)
	405,793	309,944
Current	378,351	302,317
Non-current	27,442	7,627

(a)	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel.
(b)	Related to trade receivables from mobile applications subscriptions for digital medical content.

Schedule of aging of trade accounts receivable

As of December 31, 2021 and 2020, the aging of trade receivables was as follows:

	2021	2020

Neither past due nor impaired	184,382	145,076
Past due
1 to 30 days	68,932	44,365
31 to 90 days	69,299	57,198
91 to 180 days	55,764	51,521
More than 180 days	72,429	44,764
	450,806	342,924

Schedule of allowance for doubtful accounts

The changes in the allowance for doubtful accounts for the years ended December 31, 2021, 2020 and 2019, was as follows:

	2021	2020	2019

Balances at the beginning of the period	(32,980)	(14,763)	(7,537)
Additions	(47,819)	(32,081)	(15,040)
Write-offs	35,786	13,864	7,814
Balances at the end of the period	(45,013)	(32,980)	(14,763)